Statement- Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (4,025,465)	$ (1,546,035)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and services	1,653,738	168,015
Forgiveness of accrued interest payable on note payable		(238,151)
Amortization of debt discounts	44,019	249,270
Common stock issued in satisfaction of other financing costs	91,996
Convertible debt issued in satisfaction of other financing costs	35,551	22,314
Preferred stock issued in satisfaction of interest and other financing costs	75,276
Loss on share exchange agreement with related party		76,926
Loss on extinguishment of debt	255,992
Depreciation and amortization	37,328	47,765
Provision for excess or obsolete inventory	11,246
Changes in operating assets and liabilities:
Accounts receivable	17,917	(30,432)
Deposits and advances	(15,873)	1,698
Intangible assets	(672,601)
Accounts payable and accrued expenses	720,717	84,776
Accrued salary due to officer		195,786
Other noncurrent liabilities	(4,122)	(28,713)
Net cash used in operating activities	(1,774,281)	(996,781)
Cash flows from investing activities:
Acquisition of capital assets	(6,856)	(1,902)
Increase in intangible assets	(281,905)	(11,741)
Net cash used in investing activities	(288,761)	(13,643)
Cash flows from financing activities:
Loan from (to) officer	24,488	(16,931)
Net proceeds from sale of common stock	1,074,558	320,000
Proceeds from sale of subsidiary common stock to noncontrolling interests	801,200	775,300
Proceeds from convertible notes payable	125,000
Proceeds from loans payable		26,180
Repayment of loans payable	(235,308)
Net cash provided by financing activities	1,789,938	1,104,549
Effect of exchange rates on cash and cash equivalents	42,282	8,385
Net increase (decrease) in cash and cash equivalents	(230,822)	102,510
Cash and cash equivalents at beginning of period	253,598	151,088
Cash and cash equivalents at end of period	22,776	253,598
Supplemental disclosure of non-cash investing and financing activities:
Related party convertible note payable exchanged for stock	566,743
Shares issued in connection with conversion of debt and accrued interest	1,362,245	164,820
Shares issued in connection with relief of related party payable		280
Common stock warrants issued in connection with convertible promissory notes	$ 40,019